Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

(a)	Related parties(1)

Name of related parties	Relationship with the Company

i) Tencent Limited (“Tencent”)	A shareholder of the Company

ii) Riot Games, Inc	An affiliate company of Tencent

iii) Tencent Technology (Shenzhen) Company Limited	An affiliate company of Tencent

iv) Shenzhen Tencent Computer System Company Limited	An affiliate company of Tencent

v) Tencent Asset Management Limited (“Tencent Asset”)	An affiliate company of Tencent

vi) Tencent Cloud Computing (Beijing) Company Limited	An affiliate company of Tencent

vii) Proxima Beta Pte Ltd	An affiliate company of Tencent

viii) Aceville Pte. Ltd	An affiliate company of Tencent

ix) Tencent Mobility Limited	An affiliate company of Tencent

x) Riot Games Services Pte. Ltd	An affiliate company of Tencent

xi) Vietnam Payment Solutions JSC (“VN Pay”)(3)	An associated company

xii) Shanghai Zhuopai Information Technology Co., Ltd. (“Zhuopai”)(2)	An associated company

xiii) Redmart Limited (“Redmart”)(2)	An associated company

xiv) Shanghai Wuju Information Technology Co., Ltd. (“Wuju”)	An associated company

xv) Beijing Duodian Online Technology Co., Ltd. (“Duodian”)	An associated company

xvi) Directors and the key management	Key Management

(1)	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2015, 2016 and 2017.
(2)	These companies ceased to be related parties to the Company as of December 31, 2016.
(3)	VN Pay ceased to be a related party of the Company as of August 31, 2017.

(i), (ii), (iii), (iv), (v), (vi), (vii), (viii), (ix) and (x) collectively known as “Tencent group of companies”.

(b)	The Company had the following related party transactions for the years ended December 31, 2015, 2016 and 2017:

	2015	2016	2017
	$	$	$
Royalty fee and license fee to:
- Tencent group of companies	33,166	36,469	70,470
Royalty fee and license fee from
- Tencent group of companies	—	2,000	262
Rack rental income from:
- Tencent group of companies	—	1,338	1,007
Purchase of merchandise goods from:
- VN Pay	1,189	5,736	2,898
Sales of products to:
- VN Pay	1,487	390	679
Services provided by:
- VN Pay	193	181	149
- Tencent group of companies	133	43	1,012
Investment in convertible loans in:
- Redmart	14,553	3,778	—
Loans provided to:
- Redmart	—	4,458	—
- VN Pay	—	1,794	—
- Zhuopai	802	1,000	—
- Duodian	—	755	—
- Wuju	11	520	422
Repayment of loans from:
- Duodian	—	755	—
- Wuju	—	—	953
- VN Pay	—	—	1,784
Interest income received from:
- Redmart	—	109	—
Issuance of convertible promissory notes to:
- Tencent	—	—	100,000
Interest expense payable to:
- Tencent	—	—	4,153

	2015	2016	2017
	$	$	$
Promissory notes extended to:
- Key management	2,847	4,044	9,768
Repayment of promissory notes from:
- Key management	—	581	16,178
Interest income received from:
- Key management	—	—	774

(c)	The Company had the following related party balances for the years ended December 31, 2016 and 2017:

	December 31,
	2016	2017
	$	$
Amounts due from related parties:
Current:
- VN Pay	2,111	—
- Wuju	505	—
- Tencent group of companies	119	2,235

	2,735	2,235

Convertible promissory notes due to:
Non-current:
- Tencent	—	100,000

The Company recognized a fair value loss of $8,449 on the promissory notes issued to Tencent.

Amounts due to related parties:
Current:
- Tencent group of companies	9,656	36,790
- VN Pay	40	—

	9,696	36,790